Capital provision assets - Capital provision income - (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Capital provision assets
Realised gains relative to cost	$ 205,478	$ 53,886	$ 139,901
Previous unrealized (gains)/losses transferred to realized gains/(losses)	(15,263)	12,211	(49,694)
Fair value adjustment in the period	150,690	347,295	408,151
Interest income on certain indirect capital provision assets	2,397	15,006	11,000
Income on capital provision assets	343,302	428,398	509,358
Interest and other income	199	1,870	1,692
Impairment of receivables		(4,083)
Realized gain on derivative financial liabilities		7,000	2,250
Realized loss on derivative financial assets		(4,154)	(3,462)
Loss on financial liabilities at fair value through profit or loss	(4,779)	(20,872)	(3,010)
Gain/(loss) on equity securities	(22)	1,169	(4,852)
Total capital provision income as reported on the consolidated statement of comprehensive income	$ 338,700	$ 409,328	$ 501,976